UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22187

Pax World Funds Trust II

(Exact name of registrant as specified in charter)

30 Penhallow Street, Suite 400

Portsmouth, NH 03801

(Address of principal executive offices) (Zip code)

Joseph F. Keefe

30 Penhallow Street, Suite 400

Portsmouth, NH 03801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-767-1729

Date of fiscal year end: December 31

Date of reporting period: March 31, 2012

Item 1.	Schedule of Investments.

Pax MSCI North America ESG Index ETF

SCHEDULE OF INVESTMENTS

March 31, 2012 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.4%
CONSUMER DISCRETIONARY — 11.1%
Advance Auto Parts, Inc.	122	$10,806
Autoliv, Inc.	138	9,253
AutoZone, Inc. (a)	39	14,500
Bed Bath & Beyond, Inc. (a)	389	25,585
Best Buy Co., Inc.	503	11,911
BorgWarner, Inc. (a)	172	14,506
Cablevision Systems Corp. (Class A)	323	4,742
Canadian Tire Corp., Ltd. (Class A)	121	7,804
CarMax, Inc. (a)	352	12,197
Chipotle Mexican Grill, Inc. (a)	49	20,482
Darden Restaurants, Inc.	210	10,744
Discovery Communications, Inc. (Series A) (a)	217	10,980
Discovery Communications, Inc. (Series C) (a)	204	9,563
Ford Motor Co.	5,598	69,919
GameStop Corp. (Class A)	226	4,936
Genuine Parts Co.	245	15,374
Gildan Activewear, Inc.	179	4,916
Harley-Davidson, Inc.	365	17,914
Hasbro, Inc.	189	6,940
J.C. Penney Co., Inc.	261	9,247
Johnson Controls, Inc.	1,056	34,299
Kohl’s Corp.	385	19,262
Liberty Global, Inc. (Series A) (a)	225	11,268
Liberty Global, Inc. (Series C) (a)	184	8,812
Liberty Media Corp. — Interactive (Class A) (a)	883	16,856
Lowe’s Cos., Inc.	2,032	63,764
Macy’s, Inc.	659	26,182
Marriott International, Inc. (Class A)	441	16,692
Mattel, Inc.	536	18,042
McDonald’s Corp.	1,627	159,609
Mohawk Industries, Inc. (a)	90	5,986
Newell Rubbermaid, Inc.	451	8,032
NIKE, Inc. (Class B)	564	61,160
Nordstrom, Inc.	267	14,877
O’Reilly Automotive, Inc. (a)	211	19,275
PetSmart, Inc.	177	10,128
Ross Stores, Inc.	366	21,265
Staples, Inc.	1,110	17,960
Starbucks Corp.	1,181	66,006
Starwood Hotels & Resorts Worldwide, Inc.	303	17,092
Target Corp.	1,019	59,377
The Gap, Inc.	506	13,227
The TJX Cos., Inc.	1,202	47,731
The Washington Post Co. (Class B)	7	2,615
Thomson Reuters Corp.	593	17,112
Tiffany & Co.	188	12,996
Tim Hortons, Inc.	253	13,507
Time Warner Cable, Inc.	518	42,217
V.F. Corp.	136	19,853
Virgin Media, Inc.	465	11,616
Whirlpool Corp.	118	9,069

		1,158,206

CONSUMER STAPLES — 10.5%
Avon Products, Inc.	669	12,952
Campbell Soup Co.	304	10,290
Coca-Cola Enterprises, Inc.	501	14,329
Colgate-Palmolive Co.	763	74,606
ConAgra Foods, Inc.	658	17,279
Dr. Pepper Snapple Group, Inc.	343	13,792
Empire Co., Inc. (Class A)	44	2,536

Security Description	Shares	Value

General Mills, Inc.	1,026	$40,476
Green Mountain Coffee Roasters, Inc. (a)	201	9,415
H.J. Heinz Co.	499	26,721
Hormel Foods Corp.	227	6,701
Kellogg Co.	395	21,184
Kimberly-Clark Corp.	620	45,812
Kraft Foods, Inc. (Class A)	2,687	102,133
Loblaw Cos., Ltd.	175	5,957
McCormick & Co., Inc.	187	10,178
Mead Johnson Nutrition Co.	317	26,146
Metro, Inc. (Class A)	159	8,462
Monster Beverage Corp. (a)	234	14,529
PepsiCo, Inc.	2,492	165,344
Procter & Gamble Co.	4,397	295,522
Safeway, Inc.	553	11,176
Saputo, Inc.	221	9,555
Sara Lee Corp.	891	19,183
Sysco Corp.	913	27,262
The Clorox Co.	208	14,300
The Estee Lauder Cos., Inc. (Class A)	371	22,980
The J.M. Smucker Co.	182	14,807
The Kroger Co.	912	22,098
Viterra, Inc.	578	9,201
Whole Foods Market, Inc.	233	19,386

		1,094,312

ENERGY — 9.1%
Apache Corp.	617	61,972
ARC Resources, Ltd.	450	10,311
Bonavista Energy Corp.	217	4,386
Cameron International Corp. (a)	381	20,128
Cenovus Energy, Inc.	1,180	42,385
Chesapeake Energy Corp.	1,022	23,680
Cimarex Energy Co.	134	10,113
Cobalt International Energy, Inc. (a)	302	9,069
Concho Resources, Inc. (a)	152	15,516
Continental Resources, Inc. (a)	70	6,007
Crescent Point Energy Corp.	457	19,634
Denbury Resources, Inc. (a)	618	11,266
Devon Energy Corp.	619	44,023
El Paso Corp.	1,203	35,549
Enbridge, Inc.	1,156	44,808
Enerplus Corp.	291	6,505
EOG Resources, Inc.	429	47,662
EQT Corp.	220	10,606
FMC Technologies, Inc. (a)	372	18,756
Hess Corp.	475	28,001
Kinder Morgan Management, LLC (a)	136	10,150
Marathon Oil Corp.	1,104	34,997
National-Oilwell Varco, Inc.	673	53,483
Newfield Exploration Co. (a)	210	7,283
Nexen, Inc.	823	15,061
Noble Corp. (a)	399	14,951
Noble Energy, Inc.	274	26,792
Pacific Rubiales Energy Corp.	398	11,604
Penn West Petroleum ,Ltd.	735	14,333
Pioneer Natural Resources Co.	166	18,524
Plains Exploration & Production Co. (a)	219	9,340
QEP Resources, Inc.	274	8,357
Range Resources Corp.	250	14,535
Southwestern Energy Co. (a)	543	16,616
Spectra Energy Corp.	1,011	31,897
Suncor Energy, Inc.	2,497	81,422
Sunoco, Inc.	181	6,905
Superior Energy Services, Inc. (a)	216	5,694

Pax MSCI North America ESG Index ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2012 (Unaudited)

Security Description	Shares	Value
Talisman Energy, Inc.	1,600	$20,075
The Williams Cos., Inc.	946	29,146
Ultra Petroleum Corp. (a)	238	5,386
Vermilion Energy, Inc.	136	6,261
Weatherford International, Ltd. (a)	1,167	17,610
Whiting Petroleum Corp. (a)	184	9,991

		940,790

FINANCIALS — 18.2%
ACE, Ltd.	524	38,357
AFLAC, Inc.	729	33,527
Alleghany Corp. (a)	21	6,911
American Express Co.	1,671	96,684
American Tower Corp. (b)	618	38,946
Ameriprise Financial, Inc.	373	21,309
Annaly Capital Management, Inc. (b)	1,501	23,746
Arch Capital Group, Ltd. (a)	210	7,820
Assurant, Inc.	150	6,075
Axis Capital Holdings, Ltd.	183	6,070
Bank of Nova Scotia	1,726	96,502
BB&T Corp.	1,082	33,964
Berkshire Hathaway, Inc. (Class B) (a)	1,446	117,343
BlackRock, Inc.	166	34,013
Boston Properties, Inc. (b)	245	25,723
Capital One Financial Corp.	797	44,425
CBRE Group, Inc. (Class A) (a)	454	9,062
Chubb Corp.	449	31,030
Cincinnati Financial Corp.	241	8,317
CME Group, Inc.	98	28,354
Comerica, Inc.	294	9,514
Discover Financial Services	852	28,406
Duke Realty Corp. (b)	394	5,650
Eaton Vance Corp.	183	5,230
Federal Realty Investment Trust (b)	97	9,389
Fifth Third Bancorp	1,430	20,091
Franklin Resources, Inc.	241	29,891
Genworth Financial, Inc. (Class A) (a)	763	6,348
HCP, Inc. (b)	629	24,820
Health Care REIT, Inc. (b)	340	18,686
Host Hotels & Resorts, Inc. (b)	1,077	17,684
Hudson City Bancorp, Inc.	737	5,387
Intercontinental Exchange, Inc. (a)	114	15,666
Invesco, Ltd.	710	18,936
KeyCorp	1,481	12,589
Legg Mason, Inc.	216	6,033
Liberty Property Trust (b)	179	6,394
Lincoln National Corp.	483	12,732
M&T Bank Corp.	175	15,204
New York Community Bancorp, Inc.	680	9,459
Northern Trust Corp.	339	16,086
NYSE Euronext	408	12,244
PartnerRe, Ltd.	100	6,789
People’s United Financial, Inc.	568	7,520
PNC Financial Services Group, Inc.	838	54,043
Principal Financial Group, Inc.	491	14,489
ProLogis, Inc. (b)	726	26,151
Prudential Financial, Inc.	745	47,226
Regency Centers Corp. (b)	136	6,049
Regions Financial Corp.	2,029	13,371
RenaissanceRe Holdings, Ltd.	82	6,210
Royal Bank of Canada	2,283	132,053
SEI Investments Co.	229	4,738
Simon Property Group, Inc. (b)	467	68,033
State Street Corp.	776	35,308
T. Rowe Price Group, Inc.	399	26,055
The Bank of New York Mellon Corp.	1,916	46,233

Security Description	Shares	Value
The Charles Schwab Corp.	1,762	$25,320
The Macerich Co. (b)	204	11,781
The NASDAQ OMX Group, Inc. (a)	192	4,973
The Progressive Corp.	952	22,067
The Toronto-Dominion Bank	1,428	120,961
The Travelers Cos., Inc.	657	38,894
U.S. Bancorp	3,030	95,990
Ventas, Inc. (b)	457	26,095
Vornado Realty Trust (b)	258	21,724
W.R. Berkley Corp.	186	6,718
XL Group PLC	485	10,520

		1,893,928

HEALTH CARE — 11.8%
Abbott Laboratories	2,490	152,612
Aetna, Inc.	585	29,344
Agilent Technologies, Inc.	540	24,036
Baxter International, Inc.	890	53,204
Becton, Dickinson & Co.	340	26,401
Biogen Idec, Inc. (a)	369	46,483
Bristol-Myers Squibb Co.	2,691	90,821
CIGNA Corp.	451	22,212
Coventry Health Care, Inc.	230	8,181
Gilead Sciences, Inc. (a)	1,211	59,157
Henry Schein, Inc. (a)	143	10,822
Humana, Inc.	259	23,952
Johnson & Johnson	4,366	287,981
Life Technologies Corp. (a)	279	13,621
Medco Health Solutions, Inc. (a)	615	43,235
Medtronic, Inc.	1,745	68,387
Merck & Co., Inc.	4,873	187,123
Patterson Cos., Inc.	151	5,043
Valeant Pharmaceuticals International, Inc. (a)	446	23,870
Waters Corp. (a)	140	12,972
WellPoint, Inc.	566	41,771

		1,231,228

INDUSTRIALS — 10.6%
3M Co.	1,061	94,652
AMETEK, Inc.	251	12,176
Avery Dennison Corp.	157	4,730
Bombardier, Inc. (Class B)	2,236	9,262
C.H. Robinson Worldwide, Inc.	255	16,700
CAE, Inc.	401	4,105
Canadian National Railway Co.	707	56,075
Canadian Pacific Railway, Ltd.	264	19,998
Cooper Industries PLC	253	16,179
CSX Corp.	1,698	36,541
Cummins, Inc.	289	34,692
Danaher Corp.	920	51,520
Deere & Co.	652	52,747
Dover Corp.	289	18,190
Eaton Corp.	500	24,915
Emerson Electric Co.	1,173	61,207
Equifax, Inc.	191	8,454
Expeditors International Washington, Inc.	329	15,302
Fastenal Co.	436	23,588
Finning International, Inc.	266	7,311
Fluor Corp.	271	16,271
IHS, Inc. (Class A) (a)	65	6,087
Illinois Tool Works, Inc.	690	39,413
Ingersoll-Rand PLC	505	20,882
Iron Mountain, Inc.	223	6,422
J.B. Hunt Transport Services, Inc.	148	8,047
Jacobs Engineering Group, Inc. (a)	198	8,785
Joy Global, Inc.	164	12,054

Pax MSCI North America ESG Index ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2012 (Unaudited)

Security Description	Shares	Value
Manpower, Inc.	128	$6,063
Masco Corp.	560	7,487
Norfolk Southern Corp.	565	37,194
PACCAR, Inc.	511	23,930
Pall Corp.	179	10,674
Parker Hannifin Corp.	246	20,799
Pentair, Inc.	154	7,332
Pitney Bowes, Inc.	315	5,538
Precision Castparts Corp.	231	39,940
Quanta Services, Inc. (a)	325	6,793
Ritchie Bros Auctioneers, Inc.	149	3,542
Robert Half International, Inc.	215	6,515
Rockwell Automation, Inc.	221	17,614
Rockwell Collins, Inc.	240	13,814
Roper Industries, Inc.	149	14,775
Southwest Airlines Co.	314	2,587
The Dun & Bradstreet Corp.	77	6,524
Tyco International, Ltd.	729	40,955
United Parcel Service, Inc. (Class B)	1,158	93,474
W.W. Grainger, Inc.	93	19,977
Waste Management, Inc.	695	24,297

		1,096,129

INFORMATION TECHNOLOGY — 18.8%
Accenture PLC (Class A)	1,029	66,370
Adobe Systems, Inc. (a)	777	26,659
Advanced Micro Devices, Inc. (a)	912	7,314
Analog Devices, Inc.	465	18,786
Applied Materials, Inc.	2,051	25,514
Autodesk, Inc. (a)	356	15,066
CA, Inc.	626	17,253
CGI Group, Inc. (Class A) (a)	360	8,007
Cisco Systems, Inc.	8,634	182,609
Cognizant Technology Solutions Corp. (Class A) (a)	472	36,320
Dell, Inc. (a)	2,616	43,426
EMC Corp. (a)	3,250	97,110
Flextronics International, Ltd. (a)	1,155	8,351
Google, Inc. (Class A) (a)	409	262,267
Hewlett-Packard Co.	3,176	75,684
IBM	1,883	392,888
Intel Corp.	8,139	228,787
Intuit, Inc.	452	27,179
Motorola Mobility Holdings, Inc. (a)	438	17,187
Motorola Solutions, Inc.	461	23,433
NVIDIA Corp. (a)	927	14,267
Open Text Corp. (a)	89	5,431
Oracle Corp.	6,421	187,236
Research In Motion, Ltd. (a)	735	10,759
Salesforce.com, Inc. (a)	209	32,293
Symantec Corp. (a)	1,168	21,842
Texas Instruments, Inc.	1,805	60,666
Xerox Corp.	2,174	17,566
Yahoo!, Inc. (a)	1,893	28,811

		1,959,081

MATERIALS — 5.1%
Agnico-Eagle Mines, Ltd.	265	8,813
Agrium, Inc.	245	21,104
Air Products & Chemicals, Inc.	332	30,478
Airgas, Inc.	116	10,320
Alcoa, Inc.	1,654	16,573
Allegheny Technologies, Inc.	157	6,464
Ball Corp.	250	10,720
Celanese Corp. (Series A)	244	11,268
Cliffs Natural Resources, Inc.	222	15,376

Security Description	Shares	Value
Eastman Chemical Co.	217	$11,217
Ecolab, Inc.	475	29,317
Franco-Nevada Corp.	199	8,540
Inmet Mining Corp.	82	4,627
International Flavors & Fragrances, Inc.	124	7,266
International Paper Co.	648	22,745
Kinross Gold Corp.	1,767	17,238
LyondellBasell Industries NV (Class A)	445	19,424
Martin Marietta Materials, Inc.	70	5,994
MeadWestvaco Corp.	263	8,308
New Gold, Inc. (a)	677	6,672
Nucor Corp.	492	21,131
Osisko Mining Corp. (a)	536	6,210
Owens-Illinois, Inc. (a)	256	5,975
Potash Corp. of Saskatchewan, Inc.	1,364	62,151
Praxair, Inc.	479	54,913
Rock-Tenn Co. (Class A)	108	7,296
Sealed Air Corp.	257	4,963
Sigma-Aldrich Corp.	190	13,881
Silver Wheaton Corp.	559	18,502
Teck Resources, Ltd. (Class B)	905	32,245
The Sherwin-Williams Co.	137	14,888
Yamana Gold, Inc.	1,157	18,013

		532,632

TELECOMMUNICATION SERVICES — 1.5%
BCE, Inc.	400	15,985
CenturyLink, Inc.	979	37,838
Crown Castle International Corp. (a)	448	23,896
Frontier Communications Corp.	1,547	6,451
Level 3 Communications, Inc. (a)	243	6,252
MetroPCS Communications, Inc. (a)	391	3,527
NII Holdings, Inc. (a)	265	4,852
Rogers Communications, Inc. (Class B)	649	25,715
SBA Communications Corp. (Class A) (a)	177	8,993
Sprint Nextel Corp. (a)	4,654	13,264
Windstream Corp.	1,005	11,769

		158,542

UTILITIES — 2.7%
Alliant Energy Corp.	172	7,451
American Water Works Co., Inc.	272	9,256
Calpine Corp. (a)	489	8,416
Canadian Utilities, Ltd. (Class A)	135	8,788
CenterPoint Energy, Inc.	628	12,384
Consolidated Edison, Inc.	456	26,639
DTE Energy Co.	264	14,528
Integrys Energy Group, Inc.	122	6,465
MDU Resources Group, Inc.	293	6,560
NextEra Energy, Inc.	625	38,175
NiSource, Inc.	436	10,617
Northeast Utilities	274	10,171
NSTAR	162	7,878
Oneok, Inc.	154	12,576
Pepco Holdings, Inc.	352	6,649
PG&E Corp.	652	28,303
Pinnacle West Capital Corp.	169	8,095
Sempra Energy	355	21,286
TransAlta Corp.	334	6,249
Wisconsin Energy Corp.	363	12,770
Xcel Energy, Inc.	753	19,932

		283,188

TOTAL COMMON STOCKS (Cost $9,488,213)		10,348,036

Pax MSCI North America ESG Index ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2012 (Unaudited)

Security Description	Shares	Value
SHORT TERM INVESTMENT — 0.8%
MONEY MARKET FUND — 0.8%
SSgA Prime Money Market Fund (Cost $84,912)	84,912	$84,912

TOTAL INVESTMENTS — 100.2% (Cost $9,573,125)		10,432,948
OTHER ASSETS & LIABILITIES — (0.2)%		(18,852)

NET ASSETS — 100.0%		$10,414,096

(a)	Non-income producing security.
(b)	REIT = Real Estate Investment Trust

Pax MSCI North America ESG Index ETF

Geographical Diversification

Country	Percent of Net Assets
United States	89.3%
Canada	10.9%
Other Assets & Liabilities	(0.2)%

Total	100.0%

Pax MSCI EAFE ESG Index ETF

SCHEDULE OF INVESTMENTS

March 31, 2012 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 98.4%
AUSTRALIA — 8.9%
Australia & New Zealand Banking Group, Ltd.	4,702	$113,300
Commonwealth Bank of Australia	2,834	147,087
Fortescue Metals Group, Ltd.	2,158	12,989
GPT Group (a)	8,799	28,440
Mirvac Group (a)	21,108	25,584
National Australia Bank, Ltd.	4,552	116,005
Newcrest Mining, Ltd.	1,550	47,658
Origin Energy, Ltd.	2,129	29,444
OZ Minerals, Ltd.	1,070	10,818
Westpac Banking Corp.	5,718	129,667
Woolworths, Ltd.	2,487	66,935

		727,927

AUSTRIA — 0.3%
OMV AG	817	28,995

BELGIUM — 1.9%
Colruyt SA	2,692	108,050
Delhaize Group	698	36,670
KBC Groep NV	357	8,942

		153,662

DENMARK — 1.9%
Danske Bank A/S (b)	1,766	29,873
Novo Nordisk A/S (Class B)	843	116,569
Vestas Wind Systems A/S (b)	600	6,079

		152,521

FINLAND — 1.0%
Nokia OYJ	6,710	36,476
Stora Enso OYJ (R Shares)	2,158	16,007
UPM-Kymmene OYJ	1,951	26,527

		79,010

FRANCE — 8.0%
Carrefour SA	1,319	31,573
CGG — Veritas (b)	864	25,532
Compagnie de Saint-Gobain	1,133	50,523
Danone SA	1,238	86,224
France Telecom SA	3,449	51,006
L’Oreal SA	656	80,799
Renault SA	2,207	116,166
Schneider Electric SA	1,070	69,807
Societe BIC SA	600	60,118
Technip SA	568	66,813
Veolia Environnement SA	1,044	17,288

		655,849

GERMANY — 5.2%
BASF SE	1,773	154,865
Bayerische Motoren Werke AG	733	65,821
Deutsche Boerse AG	201	13,512
Deutsche Post AG	2,593	49,845
HeidelbergCement AG	69	4,170
Hochtief AG	327	19,809
K+S AG	543	28,364
Metro AG	511	19,728
SAP AG	817	56,968
Suedzucker AG	300	9,538

		422,620

GREECE — 0.3%
Coca Cola Hellenic Bottling Co. SA (b)	1,326	25,340

Security Description	Shares	Value

HONG KONG — 0.8%
CLP Holdings, Ltd.	3,500	$30,203
Li & Fung, Ltd.	14,000	32,133

		62,336

IRELAND — 0.1%
Experian PLC	90	1,401
Kerry Group PLC (Class A)	202	9,329

		10,730

ISRAEL — 0.1%
Delek Group, Ltd.	35	6,849

ITALY — 1.4%
ENI SpA	1,803	42,235
Intesa Sanpaolo SpA	21,420	38,338
Pirelli & C. SpA	22	261
UniCredit SpA	6,104	30,531

		111,365

JAPAN — 23.8%
Canon, Inc.	1,400	66,517
Central Japan Railway Co.	7	58,011
Chugai Pharmaceutical Co., Ltd.	2,100	38,940
Denso Corp.	700	23,519
East Japan Railway Co.	700	44,316
Fast Retailing Co., Ltd.	100	22,918
Fuji Heavy Industries, Ltd.	7,000	56,565
Fujitsu, Ltd.	14,000	74,172
Hitachi Construction Machinery Co., Ltd.	1,400	31,149
Honda Motor Co., Ltd.	2,800	107,005
Kao Corp.	1,400	36,950
KDDI Corp.	7	45,592
Komatsu, Ltd.	2,800	80,263
Konica Minolta Holdings, Inc.	7,000	61,498
Kubota Corp.	7,000	67,623
Mitsubishi Electric Corp.	7,000	62,264
Mitsubishi UFJ Financial Group, Inc.	22,200	111,142
Mitsubishi UFJ Lease & Finance Co., Ltd.	690	30,519
Mitsui Fudosan Co., Ltd.	6,000	115,414
Mizuho Financial Group, Inc.	37,100	60,860
Nidec Corp.	100	9,162
Nippon Steel Corp.	7,000	19,309
Nissan Motor Co., Ltd.	6,300	67,444
Nomura Holdings, Inc.	7,700	34,245
NTT DoCoMo, Inc.	35	58,436
Panasonic Corp.	3,500	32,365
Santen Pharmaceutical Co., Ltd.	1,400	60,137
Shikoku Electric Power Co., Inc.	2,100	59,533
Shin-Etsu Chemical Co., Ltd.	700	40,659
Softbank Corp.	1,400	41,628
Sony Corp.	2,100	43,483
Takashimaya Co., Ltd.	6,000	50,088
Takeda Pharmaceutical Co., Ltd.	1,400	62,009
The Chugoku Electric Power Co., Inc.	4,900	91,516
TonenGeneral Sekiyu K.K.	6,000	55,556
Ube Industries, Ltd.	7,000	19,138

		1,939,945

LUXEMBOURG — 0.5%
Tenaris SA	2,137	40,696

NETHERLANDS — 2.5%
Akzo Nobel NV	748	44,098
ASML Holding NV	906	45,221

Pax MSCI EAFE ESG Index ETF

SCHEDULE OF INVESTMENTS (continued)

March 31, 2012 (Unaudited)

Security Description	Shares	Value
Unilever NV	3,352	$113,895

		203,214

NEW ZEALAND — 0.6%
Auckland International Airport, Ltd.	26,682	53,787

NORWAY — 1.3%
Norsk Hydro ASA	4,653	25,296
Statoil ASA	701	18,999
Telenor ASA	2,102	38,915
Yara International ASA	448	21,332

		104,542

SPAIN — 4.9%
Banco Bilbao Vizcaya Argentaria SA	8,584	68,211
Banco de Sabadell SA	5,838	15,875
Banco Santander SA	15,307	117,618
Distribuidora Internacional de Alimentacion SA (b)	649	3,212
Ferrovial SA	2,450	28,118
Iberdrola SA	8,640	48,980
Industria de Diseno Textil SA	705	67,428
Repsol YPF SA	2,207	55,284

		404,726

SWEDEN — 4.4%
Boliden AB	710	11,118
Hennes & Mauritz AB (Class B)	2,621	94,564
Modern Times Group AB (Class B)	371	20,375
Nordea Bank AB	7,488	67,879
Sandvik AB	2,494	35,895
Skandinaviska Enskilda Banken AB (Class A)	3,632	25,727
Swedbank AB (Class A)	3,862	59,833
Volvo AB (Class B)	2,954	42,916

		358,307

SWITZERLAND — 8.7%
Compagnie Financiere Richemont SA	1,112	69,635
Lindt & Spruengli AG	11	35,293
Novartis AG	3,519	194,512
Roche Holding AG	1,175	204,229
Swisscom AG	70	28,260
Syngenta AG (b)	208	71,823
Wolseley PLC	1,039	39,576
Xstrata PLC	3,741	63,836

		707,164

UNITED KINGDOM — 21.8%
Associated British Foods PLC	2,450	47,757
Barclays PLC	17,877	67,194
BG Group PLC	6,398	148,020
Bunzl PLC	6,133	98,382
Burberry Group PLC	580	13,873
Compass Group PLC	817	8,557
GlaxoSmithKline PLC	9,673	215,830
HSBC Holdings PLC	30,249	268,137
Lonmin PLC	782	12,769
Marks & Spencer Group PLC	4,301	26,045
Pearson PLC	6,200	115,405
Prudential PLC	6,143	73,367
Randgold Resources, Ltd.	69	5,920
RSA Insurance Group PLC	29,852	49,890
Standard Chartered PLC	4,469	111,389
Tesco PLC	17,153	90,440
Tullow Oil PLC	2,565	62,580

Security Description	Shares	Value
Unilever PLC	3,049	$100,549
Vodafone Group PLC	95,456	262,631

		1,778,735

TOTAL COMMON STOCKS (Cost $8,028,283)		8,028,320

PREFERRED STOCKS — 0.9%
GERMANY — 0.9%
ProSiebenSat.1 Media AG Preference Shares	712	18,271
Volkswagen AG Preference Shares	300	52,676
TOTAL PREFERRED STOCKS (Cost $68,114)		70,947

SHORT TERM INVESTMENT — 0.0% (c)
UNITED STATES — 0.0% (c)
MONEY MARKET FUND — 0.0% (c)
SSgA Prime Money Market Fund (Cost $100)	100	100

TOTAL INVESTMENTS — 99.3% (Cost $8,096,497)		8,099,367
OTHER ASSETS & LIABILITIES — 0.7%		55,916

NET ASSETS — 100.0%		$8,155,283

(a)	REIT = Real Estate Investment Trust
(b)	Non-income producing security.
(c)	Amount shown represents less than 0.05% of net assets.

Pax MSCI EAFE ESG Index ETF

Sector Diversification

Sector	Percent of Net Assets
Financials	24.0%
Consumer Discretionary	13.6%
Industrials	11.2%
Consumer Staples	11.1%
Health Care	10.9%
Materials	7.8%
Energy	7.0%
Telecommunication Services	6.5%
Information Technology	4.2%
Utilities	3.0%
Cash and cash equivalents plus other assets less liabilities	0.7%

Total	100.0%

Notes to Schedules of Investments

Pax World Funds Trust II

March 31, 2012 (Unaudited)

Organization

Pax World Funds Trust II (the “Trust”), which is registered under the Investments Company Act of 1940, as amended (the “1940 Act”), is an open-end management investment company organized under the laws of the Commonwealth of Massachusetts on February 7, 2008.

As of March 31, 2012, the Trust offered two portfolios, the Pax MSCI North America ESG Index ETF and Pax MSCI EAFE ESG Index ETF (each referred to as a “Fund” or collectively as the “Funds”). The Funds commenced operations on May 18, 2010 and January 27, 2011, respectively and first listed on NYSE Arca, Inc. on May 19, 2010 and January 28, 2011, respectively. Each Fund operates as a non-diversified investment company. The Funds’ investment objectives are to seek investment returns that closely correspond to the price and yield performance, before fees and expenses, of the MSCI North America ESG Index and the MSCI EAFE ESG Index, respectively.

Indemnifications and Guarantees

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this could involve future claims that may be made against the Trust that have not yet occurred. However, while the Trust has a relatively short operating history, the Trust nonetheless expects the risk of loss to be remote.

Security Valuation

The Funds’ investments for which market quotations are readily available are valued at market value. Market values for various types of securities and other instruments are determined on the basis of closing prices or last sales prices on an exchange or other market, or based on quotes or other market information obtained from quotation reporting systems, established market makers or pricing services. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair value.

If market quotations are not readily available (including in cases when available market quotations are deemed unreasonable), the Funds’ investments will be valued as determined in good faith pursuant to policies and procedures approved by the Board of Trustees (so called “fair value pricing”). Fair value pricing may require subjective determinations about the value of a security or other asset, and fair values used to determine each Fund’s net asset value per share (“NAV”) may differ from quoted or published prices, or from prices that are used by others, for the same investments. Also, the use of fair value pricing may not always result in adjustments to the prices of securities or other assets held by the Funds.

The Funds may determine that market quotations are not readily available due to events relating to a single issuer (e.g., corporate actions or announcements) or events relating to multiple issuers (e.g., governmental actions or natural disasters). The Funds may determine the fair value of investments based on information provided by pricing services and other third-party vendors, which may recommend fair value prices or adjustments with reference to other securities, indices or assets. In considering whether fair value pricing is required and in determining fair values, the Funds may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and the usual time of valuation. Fair value pricing could result in a difference between the prices used to calculate the Funds’ NAVs and the prices used by the Funds’ benchmark indexes, which, in turn, could result in a difference between the Funds’ performance and the performance of the Funds’ benchmark indexes.

Non-U.S. markets can be significantly more volatile than U.S. markets, causing the prices of some of the Fund’s investments to fluctuate significantly, rapidly and unpredictably. Non-U.S. securities may be less liquid than U.S. securities; consequently, the Funds may at times be unable to sell non-U.S. securities at desirable times or prices. Other risks related to non-U.S. securities include delays in the settlement of transactions; less publicly available information about issuers; different reporting, accounting and auditing standards; the effect of political, social, diplomatic or economic events; seizure, expropriation or nationalization of the issuer or its assets; and the possible imposition of currency exchange controls. If a Fund invests substantially in securities of non-U.S. issuers tied economically to a particular country or geographic region, it will be subject to the risks associated with such country or geographic region to a greater extent than a fund that is more diversified across countries or geographic regions.

The Board of Trustees of the Trust has determined that, because shares of the Funds are purchased or redeemed principally by the delivery of securities in kind, rather than cash, the use of local market closing prices to determine the value of non-U.S. securities, rather than fair values determined as of the New York Stock Exchange (“NYSE”) Close to give effect to intervening changes in one or more indices, is unlikely to result in material dilution of the interests of the Funds’ shareholders. Therefore, and in order to minimize tracking error relative to the respective benchmark index (which is based on local market closing prices), the Funds generally intend to use local market closing prices to value non-U.S. securities, and may determine in the future to value non-U.S. securities using a different methodology.

Securities initially valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. As a result, NAV of each Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange is closed, and the NAV of each Fund’s shares may change on days when an investor is not able to purchase or redeem shares.

For purposes of calculating NAV, the Funds normally use pricing data for U.S. equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. U.S. fixed income and non-U.S. securities are normally priced using data reflecting the earlier closing of the principal markets for those securities, subject to possible fair value adjustments. Information that becomes known to the Funds or their agents after NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or NAV determined earlier that day.

Fair value is defined as the price that the Funds would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market of the security. A three-tier hierarchy has been established to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Equity securities, including restricted securities and options on equity securities, for which market quotations are readily available, valued at the last reported sale price or official closing price as reported by an independent pricing service, are generally categorized as Level 1 in the hierarchy. Debt securities are valued at evaluated prices received from independent pricing services and are generally categorized as Level 2 in the hierarchy. Investments in mutual funds are generally categorized as Level 1. Short-term securities with remaining maturities of sixty days or less, which are valued at amortized cost, are generally categorized as Level 2 in the hierarchy.

In addition to those noted above, investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets on which a security is traded but before the time at which the Funds’ net assets are computed and that may materially affect the value of the Funds’ investments). Examples of events that may be “significant events” are government actions, natural disasters, armed conflict, acts of terrorism, and significant market fluctuations. Utilization of inputs for such investments may result in transfers between Levels.

The inputs or methodology used for valuation are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ net assets as of March 31, 2012:

Pax MSCI North America ESG Index ETF

	Level 1	Level 2	Level 3	Total
Common Stocks	$10,348,036	$—	$—	$10,348,036
Money Market Fund	84,912	—	—	84,912
Total	$10,432,948	$—	$—	$10,432,948

Pax MSCI EAFE ESG Index ETF

	Level 1	Level 2	Level 3	Total
Common Stocks	$8,028,320	$—	$—	$8,028,320
Preferred Stocks	70,947	—	—	70,947
Money Market Fund	100	—	—	100
Total	$8,099,367	$—	$—	$8,099,367

The Funds did not hold any Level 2 or Level 3 categorized securities during the period from December 31, 2011 through March 31, 2012.

Investment Information

During the period ended March 31, 2012, the Funds had purchases and sales of investment securities as follows:

	Purchases	Sales	Purchases In-Kind	Sales In-Kind
Pax MSCI North America ESG Index ETF	$91,526	$142,300	$4,404,691	$—
Pax MSCI EAFE ESG Index ETF	$213,563	$237,322	$3,507,818	$—

The identified cost of investments for federal income tax purposes was substantially the same as cost for financial reporting purposes. Accordingly, gross unrealized appreciation and depreciation at March 31, 2012 was as follows:

	Identified Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Pax MSCI North America ESG Index ETF	$9,573,125	$970,421	$110,598	$859,823
Pax MSCI EAFE ESG Index ETF	$8,096,497	$277,616	$274,746	$2,870

Other information regarding the Funds is available in the Funds’ most recent Report to Shareholders. This information is also available on the Funds’ website at www.esgshares.com as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Item 2.	Controls and Procedures.

(a) It is the conclusion of the Registrant’s principal executive officer and principal financial officer (or persons performing similar functions) based on an evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) (the “Disclosure Controls”) as of a date within 90 days of the filing date of this report on Form N-Q, that such Disclosure Controls are reasonably designed to ensure that information required to be disclosed by the Registrant in this report on Form N-Q has been recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission and that the information required to be disclosed by the Registrant in this report on Form N-Q has been accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer (or persons performing similar functions), as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications of the principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Pax World Funds Trust II

By:	/s/ Joseph F. Keefe
Joseph F. Keefe, President (Principal Executive Officer)

Date:	May 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Pax World Funds Trust II

By:	/s/ Joseph F. Keefe
Joseph F. Keefe, President (Principal Executive Officer)

Date:	May 29, 2012

By:	/s/ Alicia DuBois
Alicia DuBois, Treasurer (Principal Financial Officer)

Date:	May 29, 2012